HARRIS INSIGHT FUNDS TRUST
                            760 Moore Road
                      King of Prussia, PA 19406

                                                             May 2, 2006


VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

                      Harris Insight Funds Trust
                  1933 Act Registration No. 33-64915
                  1940 Act Registration No. 811-7447

Ladies and Gentlemen:

    In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Harris Insight Funds Trust (the "Trust") certifies that:

a. the forms of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 28, 2006.

                                             Very truly yours,

                                             Harris Insight Funds Trust


                                             /s/ David C. Lebisky
                                             By:  David C. Lebisky
                                             Its: Secretary